INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES
15.	INCOME TAXES

The recovery of income taxes shown in the statements of loss and comprehensive loss differs from the amounts obtained by applying statutory rates to the loss before provision for income taxes due to the following:

	2024	2023
	$	$
(Loss) before income taxes	(50,268,354)	(79,890,763)
Statutory tax rate	27.00%	27.00%
Income tax (recovery) at statutory rate	(13,572,000)	(21,571,000)
Flow-through renunciations	12,285,000	22,059,000
Other non-deductible differences	(3,033,000)	(5,952,000)
Change in unrecognized deductible temporary differences	4,320,000	5,464,000
Income tax expense (recovery)	—	—

The significant components of the Company’s deductible temporary differences, unused tax credits and unused tax losses that have not been included on the statement of financial position are as follows:

	2024	2023
	$	$
Investments	11,973,000	16,166,000
Exploration and evaluation assets	25,619,000	20,296,000
Non-capital tax losses carryforward	38,411,000	28,328,000
Net capital losses carryforward	18,630,000	11,528,000
Capital assets	2,950,000	2,276,000
Reclamation provision	2,426,000	1,285,000
Other	5,190,000	7,688,000
Total	105,199,000	87,567,000

As at December 31, 2024, the Company has Canadian non-capital loss carry forwards of approximately $38,411,000 that may be available for tax purposes. The Company’s non-capital losses expire as follows:

Expiry Date	$
2040	791,000
2041	7,661,000
2042	9,964,000
2043	9,979,000
2044	10,016,000
38,411,000

As at December 31, 2024, the Company also has capital loss carry forwards of approximately $18,630,000 that may be available for tax purposes. These losses can be carried forward indefinitely.